Note R - Segment Information - Segment Reporting (Details) - USD ($) $ in Thousands	3 Months Ended																								12 Months Ended
	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 05, 2016
Net interest income	$ 10,035		$ 8,985		$ 8,206		$ 9,100		$ 8,131		$ 8,285		$ 8,149		$ 8,930		$ 8,303		$ 8,208		$ 8,187		$ 8,782		$ 36,326	$ 33,495	$ 33,480
Provision expense	498	[1]	1,708	[1]	141	[1]	479	[1]	380	[2]	(11)	[2]	799	[2]	(78)	[2]	1,589	[3]	(682)	[3]	1,386	[3]	494	[3]	2,826	1,090	2,787
Noninterest income	1,450	[4]	1,693	[4]	1,861	[4]	3,235	[4]	1,607	[4]	1,584	[4]	1,917	[4]	3,489	[4]	1,657	[4]	2,106	[4]	1,912	[4]	4,118	[4]	8,239	8,597	9,793
Noninterest expense	8,329		8,828		7,773		7,969		6,911		7,727		7,554		7,427		7,757		7,244		6,997		7,295		32,899	29,619	29,293
Tax expense																									1,920	2,809	3,120
Net income	2,024		$ 358		$ 1,706		$ 2,832		1,898		$ 1,642		$ 1,410		$ 3,624		423		$ 2,742		$ 1,344		$ 3,564		6,920	8,574	8,073
Assets	954,640								796,285								778,668								954,640	796,285	778,668	$ 950,000
Banking [Member]
Net interest income																									33,019	30,175	30,172
Provision expense																									2,665	1,055	2,645
Noninterest income																									7,589	7,880	8,897
Noninterest expense																									30,257	26,983	26,806
Tax expense																									1,530	2,347	2,587
Net income																									6,156	7,670	7,031
Assets	941,907								782,715								764,510								941,907	782,715	764,510
Consumer Finance [Member]
Net interest income																									3,307	3,320	3,308
Provision expense																									161	35	142
Noninterest income																									650	717	896
Noninterest expense																									2,642	2,636	2,487
Tax expense																									390	462	533
Net income																									764	904	1,042
Assets	$ 12,733								$ 13,570								$ 14,158								$ 12,733	$ 13,570	$ 14,158

[1]	During the third quarter of 2016, the Company experienced higher provision expense that was primarily related to an increase in specific allocations impacted by the decline in collateral values of two impaired commercial real estate loan relationships. A re-appraisal of the commercial properties securing the loans identified further collateral depreciation, which resulted in a $2,435 increase to the specific allocations related to the loans.
[2]	During the first and third quarters of 2015, the Company experienced negative provision expense as a result of lower general allocations of the allowance for loan losses. General allocations were impacted by improved economic trends that include: decreasing historical loan loss factor, lower delinquencies and lower classified/criticized assets.
[3]	During the third quarter of 2014, the Company experienced negative provision expense that was primarily related to a decrease in specific allocations impacted by the improvement in collateral values of an impaired commercial real estate loan relationship. A re-appraisal of the commercial properties securing the loan identified asset appreciation, which resulted in a $524 reduction to the specific allocation related to the loan.
[4]	The Company's noninterest income was significantly impacted by seasonal tax refund processing fees. The Bank serves as a facilitator for the clearing of tax refunds for a single tax refund product provider. The Bank processes electronic refund checks/deposits associated with taxpayer refunds, and will, in turn, receive a fee paid by the third-party tax refund product provider for each transaction processed. Due to the seasonal nature of tax refund transactions, the majority of income was recorded during the first quarter.